Expense Example {- Value Portfolio} - 02.28 VIP Value Portfolio Investor PRO-09 - Value Portfolio - VIP Value Portfolio-Investor VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 74
3 years	230
5 years	401
10 years	$ 894